UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	February 29, 2008

Shares		Value

COMMON STOCKS - 77.77%

Aerospace & Defense - 0.84%
12,600	Allied Defense Group, Inc. *	$ 94,374

Agricultural Products-Livestock & Animal Specialties - 1.65%
10,989	Sadia S.A. ADR	185,604

Auto Parts & Equipment - 0.78%
4,700	Aftermarket Technology Corp. *	88,125

Chemicals & Allied Products - 0.71%
1,420	FMC Corp.	80,386

Closed End Mutual Fund - 1.17%
1,200	Capital Southwest Corp.	132,072

Construction & Farm Machinery - 1.22%
3,426	Oshkosh Truck Corp.	137,280

Data Processing Services - 0.51%
8,200	Gevity HR, Inc.	57,236

Electric & Other Services Combined - 0.39%
3,700	Florida Public Utilities Co.	44,215

Electric Utilites - 1.19%
4,250	MGE Energy, Inc.	134,130

Electronic Equipment & Instruments - 1.45%
20,700	PAR Technology Corp. *	162,909

Fire, Marine & Casulty Insurance - 0.39%
2,366	United America Indemnity Ltd. *	44,386

Food Retail - 2.86%
861	Arden Group, Inc.	114,530
4,674	Village Super Market, Inc.	206,591
		321,121
Footwear - 2.05%
15,900	K-Swiss, Inc. Class A	230,709

Gas Utilities - 3.26%
7,300	Piedmont Natural Gas Co., Inc.	179,580
7,300	UGI Corp.	186,953
		366,533
Health Care Distributors & Services - 2.68%
7,020	Owens & Minor, Inc.	301,649

Health Care Supplies - 2.18%
2,402	Atrion Corp.	245,004

Housewares & Specialties - 1.25%
3,790	Lancaster Colony Corp.	140,723

Industrial Conglomerates - 0.20%
400	Teleflex, Inc.	22,620

Industrial Machinery - 1.90%
4,842	Hurco Companies, Inc. *	214,113

Information Technology, Electronic Manufacturing Services - 3.28%
7,300	Park Electrochemical Corp.	171,915
17,891	TTM Technologies, Inc. *	197,159
		369,074
Life & Health Insurance - 1.82%
18,000	Phoenix Companies, Inc.	204,840

Mining & Quarrying of Nonmetallic Minerals - 0.71%
12,500	USEC, Inc. *	79,750

Multi-Line Insurance - 2.27%
14,700	Horace Mann Educators Corp.	255,486

Natural Gas Distribution - 1.83%
4,480	New Jersey Resources Corp. *	206,125

Networking Equipment - 1.90%
3,899	Bel Fuse, Inc. Class B	106,326
23,907	Packeteer, Inc. *	106,864
		213,190
Office Services & Supplies - 1.48%
3,371	United Stationers, Inc. *	166,392

Oil & Gas Exploration & Production - 3.60%
6,000	Encore Acquisition Co. *	220,800
5,000	St. Mary Land & Exploration Co.	184,400
		405,200
Packaged Foods - 3.88%
6,474	Sanderson Farms, Inc.	225,683
7,626	Smithfield Foods, Inc. *	210,096
		435,779
Personal Products - 1.17%
1,875	CCA Industries	17,625
7,000	Inter Parfums, Inc.	113,680
		131,305
Property & Casualty Insurance - 3.14%
7,350	CNA Surety Corp. *	103,709
4,700	Proassurance Corp. *	249,899
		353,608
Regional Banks - 1.45%
6,241	First Midwest Bancorp, Inc.	162,578

Reinsurance - 3.78%
6,000	Endurance Specialty Holdings, Ltd.	235,800
5,500	Platinum Underwriters Holdings Ltd.	189,750
		425,550
Retail-Radio, TV & Consumer Electronics Stores - 1.71%
11,000	Radioshack Corp.	191,950

Services-Advertising - 2.49%
25,000	Valassis Communications, Inc. *	280,500

Services-Computer Processing & Data Preparation - 2.83%
25,000	Acxiom Corp.	317,750

Specialty Chemicals - 2.72%
19,000	American Pacific Corp. *	306,090

State Commercial Banks - 1.50%
4,150	Central Pacific Financial Corp.	76,734
2,776	Penns Wood Bancorp, Inc.	91,608
		168,342
Steel - 1.63%
8,000	Cleco Corp.	183,280

Sugar & Confectionery Products - 1.09%
6,400	Imperial Sugar Co.	122,880

Surgical & Medical Instruments & Apparatus - 0.81%
5,494	Angiodynamics, Inc. *	91,091

Thrifts And Mortgage Finance - 0.49%
2,901	Anchor Bancorp Wisconsin, Inc.	54,916

Telephone & Telegraph Apparatus - 2.52%
43,000	Tellabs, Inc. *	282,940

Trucking - 0.88%
8,019	Vitran Corp. *	99,035

Wholesale-Apparel, Piece Goods & Notions - 2.08%
14,835	Delta Apparel, Inc.	131,586
3,795	Weyco Group, Inc.	102,579
		234,165

TOTAL FOR COMMON STOCKS (Cost $8,814,013) - 77.77%		$ 8,745,005

REAL ESTATE INVESTMENT TRUSTS - 0.53%
938	Macerich Co.	60,032

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $44,116) - 0.53%		$ 60,032

EXCHANGE TRADED FUNDS - 6.01%
6,000	Ishares Russell 2000 Index	413,160
4,000	Ishares TR Russell 2000	262,480
		675,640

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $769,640) - 6.01%		$ 675,640

SHORT TERM INVESTMENTS - 15.70%
1,765,488	AIM Short Term Investments Company Prime Portfolio 4.48% ** (Cost $1,765,488)	1,765,488

TOTAL INVESTMENTS (Cost $11,393,249) - 100.01%		$ 11,246,165

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%		(578)

NET ASSETS - 100.00%		$ 11,245,587

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 29, 2008.

NOTES TO FINANCIAL STATEMENTS
Queens Road Small Cap Value Fund
1. SECURITY TRANSACTIONS
At February 29, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,393,249 amounted to $147,092, which consisted of aggregate gross unrealized appreciation of
$948,938 and aggregate gross unrealized depreciation of $1,096,030.

	Queens Road Value Fund
	Schedule of Investments
	February 29, 2008

Shares		Value

COMMON STOCKS - 84.63%

Advertising - 0.21%
500	Omnicom Group, Inc.	$ 22,335

Aerospace & Defense - 2.06%
1,525	Alliant Techsystems, Inc. *	160,033
160	Boeing Co.	13,246
600	United Technologies Corp.	42,306
		215,585
Alternative Carriers - 2.31%
15,500	Time Warner, Inc.	241,955

Apparel & Accessories - 1.22%
800	Liz Claiborne, Inc.	14,224
1,500	V.F. Corp.	114,060
		128,284
Beverages - 1.11%
1,830	Brown Forman Corp.	116,699

Broadcasting & Cable TV - 0.90%
490	CBS Corp. Class B	11,182
2,800	Echostar Communications Corp. *	83,020
		94,202
Computer Storage & Peripherals - 3.44%
10,000	EMC Corp. *	155,400
4600	Lexmark International Group, Inc. *	151,938
2,500	Seagate Technology	53,925
		361,263
Data Processing Services - 0.41%
2,495	Electronic Data Systems Corp.	43,213

Electric & Other Services Combined - 0.92%
2,100	Integrys Energy Group, Inc.	96,453

Electric Utilites - 5.18%
10,900	Duke Power Corp.	191,186
700	Exelon Corp.	52,395
3,000	Northeast Utilities	76,110
1,700	Progress Energy, Inc.	71,247
4,400	Southern Co.	151,932
		542,870
Environmental Services - 0.65%
2,250	Waste Connections, Inc. *	68,310

Fertilizers & Agricultural Chemicals - 0.61%
1,800	Scotts Miracle-Gro Co.	64,062

Financials-Asset Management & Custody Banks - 2.34%
1,500	Legg Mason, Inc.	99,060
2,900	Price T Rowe Group, Inc.	146,537
		245,597
General Merchandise Stores - 0.50%
1,950	Dollar Tree Stores, Inc. *	52,318

Health Care Distributors & Services - 2.20%
3,300	Wellpoint, Inc.	231,264

Health Care Equipment - 0.71%
1,500	Medtronic, Inc.	74,040

Health Care Facilities - 1.93%
6,500	Community Health Systems, Inc. *	201,955

Household Products - 1.61%
2,900	Clorox Co.	168,751

Housewares & Specialties - 0.85%
1,380	Fortune Brands, Inc.	89,672

Industrial Conglomerates - 3.19%
1,162	Covidien Ltd.	49,722
1,162	Tyco Electronics, Ltd.	38,230
6,162	Tyco International, Inc.	246,850
		334,802
Industrial Instruments For Measurement, Display And Control - 0.81%
1,150	Danaher Corp.	85,272

Industrial Machinery - 1.20%
3,000	Ingersoll-Rand Co. Ltd.	125,580

Insurance Brokers - 0.83%
1,300	Brown & Brown, Inc.	23,179
2,500	Marsh & Mclennan Companies, Inc.	63,675
		86,854
Integrated Oil & Gas - 1.41%
1,700	Exxon Mobil Corp.	147,917

Integrated Telecommunication Services - 5.78%
5,100	AT&T Inc	177,633
4,600	Centurytel, Inc.	166,474
22,333	Windstream Corp.	262,636
		606,743
Internet Software & Services - 1.14%
6,000	Intel Corp.	119,820

Leisure Products - 0.66%
2,700	Hasbro, Inc.	69,579

Life & Health Insurance - 7.63%
10,395	Aegon NV	154,366
4,000	Aflac, Inc.	249,640
9,500	Conseco, Inc. *	111,435
3,035	Metlife, Inc.	176,819
1,800	Torchmark Corp.	108,468
		800,728
Metalworking Machinery & Equipment - 1.31%
2,000	Black & Decker Corp.	137,540

Movies & Entertainment - 2.40%
5,500	Microsoft Corp.	149,600
4,500	News Corp.	82,845
490	Viacom, Inc. Class B *	19,478
		251,923
Multi-Sector Holdings - 2.24%
5,200	Leucadia National Corp.	235,352

Multi-Line Insurance - 1.34%
3,000	American International Group, Inc.	140,580

National Commercial Banks - 1.10%
2,900	Bank of America Corp.	115,246

Oil & Gas Exploration & Production - 1.31%
1,200	Apache Corp.	137,652

Oil & Gas Refining & Marketing - 0.26%
1,200	Spectra Energy Corp.	27,732

Packaged Foods - 0.50%
1,670	Unilever NV	51,937

Personal Products - 1.63%
6,375	Alberto-Culver Co. Class B	170,850

Pharmaceuticals - 7.21%
5,000	GlaxoSmithkline, PLC	219,550
3,050	Johnson & Johnson	188,978
2,820	Merck & Co., Inc.	124,926
10,000	Pfizer, Inc.	222,800
		756,254
Property & Casualty Insurance - 3.98%
11,900	Progressive Corp.	218,127
4,300	Travelers Companies, Inc.	199,563
		417,690
Publishing & Printing - 1.27%
420	Gannett Co., Inc.	12,663
3,300	John Wiley & Sons	120,384
		133,047
Radio & TV Broadcasting & Communications Equipment - 0.21%
560	Echostar Corp. *	22,434

Reginal Banks - 0.84%
1,700	BOK Financial Corp.	87,924

Reinsurance - 1.10%
2,100	Renaissance Re Holdings Ltd.	115,290

Restaurants - 1.72%
3,325	McDonalds Corp.	179,916

Security Brokers, Dealers & Flotation Companies - 0.97%
2,000	Lehman Brothers Holdings, Inc.	101,980

Semiconductors - 0.70%
4,000	Maxim Integrated Products, Inc.	73,080

Specialty Stores - 0.10%
1,375	Sally Beauty Holdings, Inc. *	10,519

State Commercial Banks - 0.36%
1,650	Fifth Third Bancorp	37,785

Steel Pipe & Tubes - 0.37%
500	Allegheny Technologies, Inc.	38,675

Systems Software - 0.48%
3,000	Symantec Corp. *	50,520

Trading Companies & Distributors - 0.49%
700	Grainger WW, Inc.	51,562

Wireless Telecommunication Services - 0.91%
1,586	America Movil S.A.B. de C.V.	95,890

TOTAL FOR COMMON STOCKS (Cost $8,744,947) - 84.63%		$ 8,877,501

SHORT TERM INVESTMENTS - 15.18%
1,592,636	AIM Short Term Investment Company Prime Portfolio 4.48% ** (Cost $1,592,636)	1,592,636

TOTAL INVESTMENTS (Cost $10,337,583) - 99.81%		10,470,137

OTHER ASSETS LESS LIABILITIES - 0.19%		19,346

NET ASSETS - 100.00%		$ 10,489,483

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 29, 2008.

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At February 29, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,337,583 amounted to $132,543, which consisted of aggregate gross unrealized appreciation of
$912,641 and aggregate gross unrealized depreciation of $780,098.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date April 21, 2008

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date April 21, 2008

* Print the name and title of each signing officer under his or her signature.